Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 710		€ 250
Total
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	710	€ 214	250
Acquisitions of property, plant and equipment	693	668	1,479
Acquisitions of other intangible assets	281	323	564
Pharmaceuticals
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	559	144	165
Acquisitions of property, plant and equipment	467	445	1,024
Acquisitions of other intangible assets	238	236	450
Vaccines
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	109	70	85
Acquisitions of property, plant and equipment	197	196	382
Acquisitions of other intangible assets	36	81	108
Consumer Healthcare
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	42	0	0
Acquisitions of property, plant and equipment	29	27	73
Acquisitions of other intangible assets	€ 7	€ 6	€ 6